Small Cap Growth Fund Annual Fund Operating Expenses - Small Cap Growth Fund	May 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
None
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.88%	[1]

[1]	The Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”), has contractually agreed to waive its advisory fee until September 30, 2027, so that the advisory fee payable by the Fund to VALIC equals 0.80% on the first $100 million of the Fund’s average daily net assets and 0.75% on average daily net assets over $100 million. This agreement will continue in effect from year to year thereafter and may be modified or discontinued prior to such time only with the approval of the Board of Directors of VALIC Company I (“VC I”), including a majority of the directors who are not “interested persons” of VC I.